Memorandum items - Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	£ 121,308	£ 124,167
Contingent liabilities and commitments	125,367	128,732	£ 124,995
Not later than one year [member]
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	60,029
Contingent liabilities and commitments	62,027
More than 1 year but less than 3 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	26,775
Contingent liabilities and commitments	27,531
More than 3 years but less than 5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	27,136
Contingent liabilities and commitments	27,374
After 5 years
Contingent liabilities and commitments
Standby facilities, credit lines and other commitments	7,368
Contingent liabilities and commitments	8,435
The Financial Services Compensation Scheme
Contingent liabilities and commitments
Estimated net exposure	2,055	2,244
The Financial Services Compensation Scheme | Not later than one year [member]
Contingent liabilities and commitments
Estimated net exposure	993
The Financial Services Compensation Scheme | More than 1 year but less than 3 years
Contingent liabilities and commitments
Estimated net exposure	321
The Financial Services Compensation Scheme | More than 3 years but less than 5 years
Contingent liabilities and commitments
Estimated net exposure	195
The Financial Services Compensation Scheme | After 5 years
Contingent liabilities and commitments
Estimated net exposure	546
Other contingent liabilities
Contingent liabilities and commitments
Estimated net exposure	2,004	£ 2,321
Other contingent liabilities | Not later than one year [member]
Contingent liabilities and commitments
Estimated net exposure	1,005
Other contingent liabilities | More than 1 year but less than 3 years
Contingent liabilities and commitments
Estimated net exposure	435
Other contingent liabilities | More than 3 years but less than 5 years
Contingent liabilities and commitments
Estimated net exposure	43
Other contingent liabilities | After 5 years
Contingent liabilities and commitments
Estimated net exposure	£ 521